PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2025
Property, plant and equipment [abstract]
Schedule of Detailed Information about Property, Plant and Equipment
The following table presents the useful lives of each hospitality asset by class:

Hospitality assets by class	Useful life (in years)
Building and building improvements	1 to 50+
Land improvements	15
Furniture, fixtures and equipment	1 to 20
The following table presents the change to the components of the partnership’s hospitality assets for the six months ended June 30, 2025 and for the year ended December 31, 2024:

	Six months ended	Year ended
(US$ Millions)	Jun. 30, 2025	Dec. 31, 2024
Cost:
Balance at the beginning of period	$5,434	$10,486
Additions	197	459
Disposals	(122)	(304)
Foreign currency translation	325	(110)
Impact of deconsolidation due to loss of control and reclassification to assets held for sale	(114)	(439)
Reclassification of BSREP IV investments to assets held for sale(1)	—	(4,658)
	5,720	5,434
Accumulated fair value changes:
Balance at the beginning of period	1,275	2,027
Revaluation (loss), net(2)	—	(103)
Disposals	(19)	—
Foreign currency translation	112	(37)
Reclassification to assets held for sale and other	(5)	(141)
Reclassification of BSREP IV investments to assets held for sale(1)	—	(471)
	1,363	1,275
Accumulated depreciation:
Balance at the beginning of period	(1,225)	(1,428)
Depreciation	(123)	(392)
Disposals	23	162
Foreign currency translation	(90)	28
Impact of deconsolidation due to loss of control and reclassification to assets held for sale	26	92
Reclassification of BSREP IV investments to assets held for sale(1)	—	313
	(1,389)	(1,225)
Total property, plant and equipment(3)	$5,694	$5,484
(1)See Note 28, Related Parties for further information on the Reclassification of BSREP IV investments to assets held for sale.
(2)The current period includes revaluation gains of nil (December 31, 2024 - losses of $23 million) recorded as revaluation (loss) surplus in the consolidated statements of comprehensive income. It also includes revaluation losses in excess of revaluation surplus of nil (December 31, 2024 - $80 million) recorded in other fair value changes in the consolidated statements of income.
(3)Includes right-of-use assets of $127 million (December 31, 2024 - $120 million)